STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

	Principal Amount	Value
Corporate Loans—89.2%
Consumer Discretionary—29.6%
Auto Components—0.1%
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.25%,[LIBOR12+275],
3/7/24[1]	$13,298,270	$13,170,872

Distributors—2.8%
Albertson's LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 5.483%-5.483%,[LIBOR4+300], 6/22/23[1]	19,332,966	19,380,332
Tranche B7, 5.483%-5.483%,[LIBOR4+300], 11/17/25[1]	29,605,099	29,676,151
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.983%,[LIBOR4+350], 9/26/24[1]	48,393,685	45,429,572
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.00%,[LIBOR12+450], 8/21/22[1]	28,025,412	24,252,071
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.483%,[LIBOR12+500], 9/25/24[1]	71,083,188	71,098,115
Belk, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 7.447%,[LIBOR4+475], 12/12/22[1]	13,452,691	11,318,825
Jo-Ann Stores LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.592%,[LIBOR4+500], 10/20/23[1]	5,273,965	5,270,696
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 5.833%,[LIBOR4+300], 1/26/23[1]	35,452,329	28,950,549
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.48%,[LIBOR12+300], 3/11/22[1]	74,461,177	71,989,438
United Natural Foods, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.733%,[LIBOR12+425], 10/22/25[1]	50,654,747	44,344,179
		351,709,928

Diversified Consumer Services—1.1%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.983%,[LIBOR4+450], 5/8/20[1]	78,109,227	74,887,222
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.592%,[LIBOR4+500], 4/1/21[1]	59,676,111	56,530,882
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.342%,[LIBOR4+875], 4/1/22[1]	7,155,000	5,843,238
		137,261,342

Hotels, Restaurants & Leisure—6.2%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.983%,[LIBOR12+350], 5/30/25[1]	15,656,600	15,727,055
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.233%,[LIBOR4+275],
12/23/24[1]	143,440,073	144,052,562
CDS US Intermediate Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.233%,[LIBOR4+375],
7/8/22[1]	15,364,964	14,952,107
CEOC LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 4.483%,[LIBOR12+200], 10/7/24[1]	9,326,744	9,297,598
Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.50%,[LIBOR12+200], 12/27/24[1]	15,251,788	15,270,853

1	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.733%,[LIBOR12+225], 4/18/24[1]	$34,313,512	$34,343,021
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B3, 4.983%,[LIBOR12+250], 2/1/24[1]	68,618,490	67,803,645
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.75%,[LIBOR4+225], 4/17/24[1]	28,679,455	28,709,282
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.483%,[LIBOR12+300], 5/9/24[1]	42,512,012	42,657,828
Fitness & Sports Clubs LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.689%,[LIBOR4+325], 4/18/25[1]	5,445,310	5,452,116
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.483%,[LIBOR12+200], 11/30/23[1]	7,425,642	7,434,924
Gateway Casinos & Entertainment Ltd., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
5.601%,[LIBOR4+300], 12/1/23[1]	8,498,263	8,551,377
GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 4.983%,[LIBOR12+250], 3/29/24[1]	22,702,894	22,722,760
LTI Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.983%,[LIBOR12+350], 9/6/25[1]	26,524,540	26,209,561
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B5, 5.231%-5.233%,[LIBOR6+275],
8/14/24[1]	119,821,814	119,688,213
SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B5, 5.483%,[LIBOR4+300],
4/1/24[1]	31,965,948	31,948,686
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.101%,[LIBOR4+350], 7/10/25[1]	76,521,165	76,981,823
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.99%,[LIBOR12+250], 6/8/23[1]	61,796,936	61,972,749
Topgolf International, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.974%,[LIBOR12+550], 2/8/26[1]	3,245,000	3,289,619
Town Sports International LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.983%,[LIBOR12+350],
11/15/20[1]	32,232,325	31,829,582
Weight Watchers International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.35%,[LIBOR12+475],
11/29/24[1]	11,147,192	10,750,073
Wyndham Hotels & Resorts, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.233%,[LIBOR12+175], 5/30/25[1]	5,552,100	5,555,126
		785,200,560

Household Durables—2.9%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.983%,[LIBOR4+350], 9/27/24[1]	34,616,521	34,580,520
American Greetings Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.983%,[LIBOR12+450], 4/6/24[1]	27,447,538	27,567,621
Callaway Golf Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.979%,[LIBOR12+450], 12/14/25[1]	2,658,338	2,696,551
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.724%,[LIBOR4+225], 4/7/25[1]	51,947,748	50,865,677

2	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Household Durables (Continued)
Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.233%,[LIBOR12+175], 12/16/24[1]	$4,469,737	$4,480,911
International Textile Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7.502%,[LIBOR4+500], 5/1/24[1]	18,066,775	17,615,106
Lifetime Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.999%,[LIBOR12+350], 2/28/25[1]	7,915,050	7,895,262
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.022%-6.101%,[LIBOR4+350],
9/7/23[1]	86,617,214	67,913,544
Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.473%,[LIBOR12+400], 6/16/25[1]	34,341,669	30,564,086
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.973%-5.974%,[LIBOR4+350],
11/8/23[1]	125,788,439	92,184,686
SIWF Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.737%,[LIBOR12+425], 6/15/25[1]	27,393,000	27,067,708
Varsity Brands Holdings Co., Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.983%,[LIBOR12+350], 12/16/24[1]	4,675,383	4,660,351
		368,092,023

Media—16.2%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.733%,[LIBOR4+325], 9/26/21[1]	92,052	39,902
Advantage Sales & Marketing, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.733%,[LIBOR4+325], 7/23/21[1]	13,831,907	12,174,430
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.223%-5.223%,[LIBOR4+275], 7/15/25[1]	43,899,946	42,532,024
Tranche B13, 6.473%-6.473%,[LIBOR4+400], 8/14/26[1]	43,511,350	42,734,237
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.733%,[LIBOR12+325], 10/3/23[1]	16,766,206	16,767,966
CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 5.229%,[LIBOR4+275], 11/18/24[1]	25,749,820	25,763,596
Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 9.973%,[LIBOR12+750], 2/15/23[1]	12,316,333	10,499,674
Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 12.984%,[LIBOR4+100], 8/15/23[1,2]	15,145,292	7,496,920
Clear Channel Communications, Inc., Extended Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche D,
11.249%,[LIBOR12+875], 1/30/20[1,3]	395,239,541	294,577,959
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche E, 11.999%,[LIBOR12+950],
7/30/19[1,3]	49,202,030	36,778,763
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 9.983%,[LIBOR12+750], 9/12/23[1]	4,020,160	3,939,757
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.723%-4.723%,[LIBOR12+225], 7/17/25[1]	46,895,768	46,804,556
Tranche B, 4.723%-4.723%,[LIBOR4+225], 1/15/26[1]	22,608,338	22,557,469
Deluxe Entertainment Services Group, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
8.244%,[LIBOR4+550], 2/28/20[1]	53,547,311	46,853,897

3	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
EW Scripps Co. (The), Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.359%, 4/4/26[4]	$16,385,000	$16,446,444
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B7, 7.351%,[LIBOR4+475], 11/3/23[1]	39,894,107	35,189,994
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 6.229%,[LIBOR4+375], 11/27/23[1]	51,785,000	51,836,785
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.24%,[LIBOR6+275], 12/18/20[1]	71,413,815	71,488,085
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.973%,[LIBOR4+350], 1/7/22[1]	51,145,000	51,176,966
Lions Gate Capital Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.733%,[LIBOR4+225], 3/24/25[1]	21,713,505	21,672,684
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.24%,[LIBOR4+250],
10/4/24[1]	23,857,587	19,309,735
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.35%,[LIBOR4+575], 8/13/21[1]	57,886,289	57,902,208
Metro-Goldwyn-Mayer, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.99%,[LIBOR4+250], 7/3/25[1]	23,656,113	23,656,112
Metro-Goldwyn-Mayer, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche B, 6.99%,[LIBOR4+450], 7/3/26[1]	19,405,000	18,944,131
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 4.752%,[LIBOR12+225], 1/17/24[1]	14,937,468	14,884,589
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.983%,[LIBOR4+650], 10/13/22[1,5]	111,945,000	111,385,275
NEP Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.733%,[LIBOR4+325], 10/20/25[1]	71,231,475	71,498,593
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.733%,[LIBOR4+225], 7/19/24[1]	79,394,662	79,113,604
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.483%,[LIBOR12+300], 2/1/24[1]	98,431,944	98,282,820
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.483%,[LIBOR12+300], 11/8/24[1]	45,754,461	45,983,233
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.233%-5.233%,[LIBOR4+275], 7/31/25[1]	15,308,487	14,839,741
Tranche B12, 6.16%-6.16%,[LIBOR12+368.75], 1/31/26[1]	48,160,569	47,101,037
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B2, 4.733%,[LIBOR12+225], 1/3/24[1]	47,662,340	47,751,706
SpeedCast International Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.351%,[LIBOR4+250], 5/3/25[1]	26,631,546	26,415,165
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.379%,[LIBOR4+275], 12/6/23[1]	24,100,345	21,569,808
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.723%,[LIBOR12+225], 8/15/26[1]	33,480,000	33,429,780
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.483%,[LIBOR12+300], 1/26/24[1]	34,690,025	34,771,373
Univision Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche C5, 5.233%,[LIBOR12+275],
3/15/24[1]	131,148,831	126,441,244

4	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.973%,[LIBOR12+250], 1/15/26[1]	$63,374,554	$63,465,497
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche K, 4.973%,[LIBOR12+250], 1/15/26[1]	71,510,000	71,796,397
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.737%,[LIBOR12+325], 8/18/23[1]	73,088,178	71,991,856
William Morris Endeavor Entertainment LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B1,
5.25%,[LIBOR6+275], 5/18/25[1]	6,860,628	6,709,694
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche E, 4.973%,[LIBOR12+250], 4/15/25[1]	85,455,000	84,823,060
		2,049,398,766

Multiline Retail—0.3%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.724%,[LIBOR12+325], 10/25/20[1]	48,391,876	44,943,955

Consumer Staples—2.4%
Beverages—2.4%
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.223%-6.75%,[LIBOR12+275], 4/6/24[1]	39,228,651	38,869,120
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.189%-5.233%,[LIBOR12+275], 10/4/23[1]	64,738,592	64,907,559
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.171%,[LIBOR12+368.75], 5/23/25[1]	26,313,840	25,842,296
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.749%-4.994%,[LIBOR12+225], 8/3/22[1]	21,739,426	21,739,426
IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.723%,[LIBOR12+325], 2/5/25[1]	37,319,947	37,299,981
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.23%,[LIBOR12+175], 4/3/25[1]	5,488,388	5,495,249
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.723%,[LIBOR12+225], 5/15/24[1]	27,985,620	27,924,472
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.983%,[LIBOR12+350], 4/19/24[1]	18,574,750	15,451,870
Sigma US Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.603%,[LIBOR4+325], 7/2/25[1]	47,938,813	47,527,018
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 5.934%,[LIBOR4+325], 3/28/25[1]	20,295,000	20,371,106
		305,428,097

Energy—3.6%
Energy Equipment & Services—3.1%
AL Midcoast Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 8.101%,[LIBOR4+550], 8/1/25[1]	26,767,333	26,895,682
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.984%,[LIBOR12+650], 3/30/23[1]	8,041,514	8,061,618
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.244%,[LIBOR4+350], 10/31/24[1]	23,199,115	23,355,709

5	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Energy Equipment & Services (Continued)
Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.487%,[LIBOR12+400], 5/21/25[1]	$16,454,282	$16,156,130
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.229%,[LIBOR12+475], 12/31/22[1]	8,975,000	8,730,431
Delek US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.733%,[LIBOR12+225], 3/31/25[1]	7,071,859	7,077,764
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.233%,[LIBOR12+375], 10/2/23[1]	53,287,101	53,437,105
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.749%,[LIBOR12+525], 4/11/22[1]	58,017,646	56,144,256
GIP III Stetson I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.73%,[LIBOR4+425], 7/18/25[1]	16,757,731	16,857,272
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.743%,[LIBOR4+600], 7/2/23[1]	9,039,390	9,022,441
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche A, 9.61%,[LIBOR4+700], 8/7/20[1,5,6]	6,502,309	6,242,217
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.483%,[LIBOR12+400], 2/15/24[1]	40,108,993	39,206,541
McDermott Technology Americas, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.483%,[LIBOR12+500],
5/12/25[1]	29,267,129	29,026,261
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 8.601%,[LIBOR4+600], 2/21/21[1]	64,115,816	51,476,024
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.81%,[LIBOR4+350],
12/16/20[1]	5,425,437	3,662,170
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.13%,[LIBOR4+350],
12/16/20[1]	2,011,513	1,357,771
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 6.491%,[LIBOR4+400], 4/12/24[1,2]	51,625,470	43,967,864
		400,677,256

Oil, Gas & Consumable Fuels—0.5%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.13%,[LIBOR4+350], 12/16/20[1]	39,113,792	26,401,809
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.053%,[LIBOR4+425], 8/4/21[1,3]	41,437,745	33,668,168
		60,069,977

Financials—5.2%
Commercial Banks—4.5%
Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.379%-6.879%,[LIBOR4+375], 11/22/23[1]	66,144,677	65,962,336
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.237%,[LIBOR12+300], 5/9/25[1]	45,163,877	44,483,709
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.233%-5.234%,[LIBOR12+275], 1/25/24[1]	23,865,094	23,892,419
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.733%,[LIBOR4+425], 10/1/25[1]	75,169,759	74,676,645

6	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Blucora, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.483%,[LIBOR4+300], 5/22/24[1]	$1,380,000	$1,384,602
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.85%,[LIBOR12+250], 3/25/24[1]	3,940,000	3,936,730
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.749%,[LIBOR12+325], 8/21/25[1]	35,384,656	35,462,149
Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.983%,[LIBOR12+250], 7/3/24[1]	11,920,522	11,972,674
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.979%,[LIBOR12+250], 8/27/25[1]	42,782,481	41,967,047
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.336%,[LIBOR4+300], 4/25/25[1]	64,962,088	64,393,669
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.00%,[LIBOR12+350], 12/20/24[1]	24,252,565	24,324,474
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.229%-5.237%,[LIBOR12+275], 6/28/23[1]	13,977,703	13,994,825
Mayfield Agency Borrower, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.999%,[LIBOR12+450], 2/28/25[1]	19,120,454	18,809,747
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.483%,[LIBOR12+300], 1/8/24[1]	45,608,052	45,134,869
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.483%,[LIBOR12+500], 10/24/22[1]	49,233,781	48,618,359
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.601%,[LIBOR4+300], 5/16/24[1]	55,613,970	55,210,769
		574,225,023

Consumer Finance—0.3%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.74%,[LIBOR12+525], 9/29/20[1]	24,426,722	23,571,787
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.50%,[LIBOR12+900], 9/29/21[1,5]	9,177,907	9,086,128
		32,657,915

Insurance—0.4%
AssuredPartners, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.733%,[LIBOR12+325], 10/22/24[1]	49,282,412	49,128,651

Health Care—7.6%
Health Care Equipment & Supplies—7.6%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, Tranche B, 8.735%,[LIBOR4+612.5], 1/16/23[1]	10,126,387	8,445,407
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B4, 4.983%,[LIBOR12+250], 2/16/23[1]	11,875,655	11,874,764
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.983%,[LIBOR4+450], 10/24/23[1]	19,262,003	19,430,546
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.00%,[LIBOR4+300], 5/4/25[1]	50,539,548	50,785,929
Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.983%,[LIBOR12+450], 6/30/25[1]	38,762,088	38,919,655

7	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Health Care Equipment & Supplies (Continued)
Bausch Health Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.474%,[LIBOR4+300], 6/2/25[1]	$13,679,243$	13,756,941
Carestream Dental Equipment, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.733%,[LIBOR4+325], 9/1/24[1]	7,106,775	6,946,873
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.483%,[LIBOR4+400], 6/7/19[1]	1,476,725	1,461,958
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.233%,[LIBOR12+275], 3/1/24[1]	104,932,800	105,054,522
Concentra, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.23%,[LIBOR12+275], 6/1/22[1]	10,834,021	10,861,106
CVS Holdings I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.24%,[LIBOR12+275], 2/6/25[1]	31,125,600	30,755,983
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.75%,[LIBOR12+425], 4/29/24[1]	32,369,652	32,090,950
Enterprise Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.233%,[LIBOR4+375], 10/10/25[1]	106,797,338	103,375,017
Equian Buyer Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.733%,[LIBOR12+325], 5/20/24[1]	13,526,504	13,518,050
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.25%,[LIBOR4+375], 7/2/25[1]	47,551,102	47,759,375
GoodRX, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.473%,[LIBOR4+300], 10/10/25[1]	26,689,816	26,750,936
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.249%,[LIBOR12+375], 4/30/25[1]	10,667,971	10,527,954
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan Delayed Draw, 1.875%, 4/30/25[4]	243,301	240,108
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.983%,[LIBOR4+250], 8/18/22[1]	15,527,387	15,462,405
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.851%,[LIBOR4+325], 2/2/24[1]	8,341,487	8,377,981
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, Tranche A, 10.803%,[LIBOR4+525], 11/30/21[1,2]	36,100,973	5,415,146
LifeScan Global Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.66%,[LIBOR4+600], 10/1/24[1]	35,541,938	35,053,236
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.351%-5.351%,[LIBOR4+275], 9/24/24[1]	15,546,946	14,047,754
Tranche B, 5.693%-5.693%,[LIBOR4+300], 2/24/25[1]	14,979,833	13,687,822
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.351%,[LIBOR4+300], 6/7/23[1]	69,883,837	69,300,307
New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 10.744%,[LIBOR4+575], 7/31/19[1,2,3]	13,509,245	33,773
One Call Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.723%,[LIBOR12+525], 11/27/22[1]	23,684,028	20,627,368
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.749%,[LIBOR4+325], 6/30/25[1]	56,045,900	55,065,097
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.233%,[LIBOR12+275], 9/27/24[1]	16,216,600	15,931,187
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.99%,[LIBOR12+250], 3/6/25[1]	28,465,935	28,537,100

8	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Sotera Health Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.483%,[LIBOR12+300], 5/15/22[1]	$2,235,779$	2,223,762
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.74%,[LIBOR4+325], 9/2/24[1]	44,898,120	44,444,649
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.233%,[LIBOR12+275], 2/6/24[1]	54,713,773	51,499,339
US Anesthesia Partners, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.483%,[LIBOR12+300], 6/23/24[1]	1,772,449	1,774,665
VVC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.197%,[LIBOR4+450], 2/11/26[1]	27,820,000	28,022,808
Wink Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.483%,[LIBOR4+300], 12/2/24[1]	15,747,000	15,554,099
		957,614,572

Industrials—15.2%
Aerospace & Defense—0.4%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.101%,[LIBOR4+350], 4/9/20[1]	13,351,474	10,458,610
Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.233%,[LIBOR4+375], 7/11/25[1]	36,038,900	36,084,129
		46,542,739

Commercial Services & Supplies—7.6%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.233%,[LIBOR4+375], 2/27/25[1]	556,272	558,242
AI Aqua Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 5.733%-5.749%,[LIBOR12+325],
12/13/23[1]	49,242,704	47,806,540
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.233%,[LIBOR4+375], 7/28/22[1]	92,171,255	91,068,426
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 5.483%-5.483%,[LIBOR12+300], 8/4/22[1]	58,638,384	58,940,958
Tranche B6, 5.483%-5.483%,[LIBOR12+300], 11/3/23[1]	70,716,007	71,042,008
Tranche B7, 5.483%-5.483%,[LIBOR12+300], 11/3/24[1]	10,783,513	10,830,690
Asurion LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.983%,[LIBOR12+650], 8/4/25[1]	27,940,000	28,565,716
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.233%,[LIBOR12+375], 2/28/25[1]	39,231,038	39,464,071
Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.989%,[LIBOR4+250], 11/7/24[1]	6,933,655	6,929,357
Blackhawk Network Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.483%,[LIBOR4+300], 6/15/25[1]	40,384,825	40,427,027
Boing US Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.989%,[LIBOR4+325], 10/3/24[1]	31,439,944	31,498,894
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.979%,[LIBOR4+450], 12/8/23[1]	30,876,947	26,708,559
Ceridian HCM Holding, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.502%,[LIBOR12+325], 4/30/25[1]	25,621,250	25,813,409
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.303%,[LIBOR4+350], 12/20/19[1,3]	50,008,086	15,877,567

9	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.303%,[LIBOR4+750], 12/21/20[1,3]	$9,500,000	$106,875
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.733%,[LIBOR4+525], 6/30/22[1]	15,555,577	15,555,577
First American Payment Systems LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.352%,[LIBOR12+475], 1/5/24[1]	13,956,250	13,999,863
Garda World Security Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.115%,[LIBOR4+350], 5/24/24[1]	56,748,312	56,769,592
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.733%,[LIBOR4+425], 11/29/25[1]	39,915,859	40,098,673
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.983%-6.101%, 5/23/25[4]	61,926,933	62,030,041
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.601%,[LIBOR6+400], 5/1/24[1]	59,936,175	56,939,666
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.092%,[LIBOR4+550], 4/1/21[1]	18,085,000	17,131,830
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.351%,[LIBOR4+375], 2/21/25[1]	12,967,578	12,993,967
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.983%,[LIBOR12+350], 4/26/24[1]	10,967,629	11,013,309
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B2, 8.101%,[LIBOR4+550], 9/30/22[1]	34,500,675	31,925,545
North American Lifting Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.223%,[LIBOR4+450], 11/27/20[1]	4,826,613	4,567,183
OPE Inmar Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.601%,[LIBOR4+400], 5/1/24[1]	1,840,000	1,748,009
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.983%,[LIBOR12+450], 11/1/24[1]	45,759,109	45,148,911
TKC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.24%,[LIBOR12+375], 2/1/23[1]	12,666,128	12,650,359
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.389%,[LIBOR4+250], 3/18/26[1]	51,975,000	50,903,016
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.184%,[LIBOR4+275],
3/17/25[1]	12,582,054	12,579,475
TruGreen LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.223%,[LIBOR12+375], 3/19/26[1]	4,600,000	4,628,635
Ventia Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.101%,[LIBOR4+350], 5/21/22[1]	16,552,261	16,583,380
		962,905,370

Industrial Conglomerates—3.5%
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.233%,[LIBOR12+375], 2/1/22[1]	34,347,656	34,097,262
Energy Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.851%,[LIBOR4+425], 6/22/25[1]	18,959,169	18,508,889
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.233%,[LIBOR12+275], 4/1/24[1]	27,439,669	27,523,908
GrafTech Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.983%,[LIBOR12+350], 2/12/25[1]	24,406,653	24,437,161

10	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Industrial Conglomerates (Continued)
MACOM Technology Solutions Holdings, Inc., Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
4.733%,[LIBOR12+225], 5/17/24[1]	$7,889,069$	7,470,948
Robertshaw US Holdings Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.00%,[LIBOR12+350], 2/28/25[1]	15,236,100	14,350,502
Space Exploration Technologies Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.733%,[LIBOR12+425], 11/21/25[1]	45,880,013	45,880,013
Titan Acquisition Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.483%,[LIBOR12+300], 3/28/25[1]	36,963,250	35,623,332
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.983%-4.983%,[LIBOR12+250], 5/30/25[1]	40,534,483	40,416,325
Tranche F, 4.983%-4.983%,[LIBOR12+250], 6/9/23[1]	34,224,433	34,160,262
Tranche G, 4.983%-4.983%,[LIBOR4+250], 8/22/24[1]	21,008,075	20,948,412
Vectra Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.733%,[LIBOR12+325], 3/8/25[1]	27,073,348	26,142,837
Vertiv Intermediate Holding II Corp., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
6.439%-6.707%,[LIBOR12+400], 11/30/23[1]	76,026,918	72,795,774
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.101%,[LIBOR4+350], 6/19/21[1]	11,988,890	11,614,237
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.34%,[LIBOR4+375], 4/30/25[1]	25,850,100	25,850,100
		439,819,962

Professional Services—0.3%
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.732%,[LIBOR12+325], 3/3/25[1]	43,406,913	42,796,611

Road & Rail—1.5%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.229%,[LIBOR12+175], 6/27/25[1]	18,080,000	17,866,565
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.983%,[LIBOR12+450], 5/18/23[1]	27,123,272	26,546,903
Daseke Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.499%,[LIBOR12+500], 2/27/24[1]	12,738,871	12,850,336
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.483%-5.483%,[LIBOR12+300], 7/29/22[1]	15,363,690	15,246,081
Tranche B2, 5.483%-5.483%,[LIBOR12+300], 7/29/22[1]	1,692,615	1,679,658
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.879%,[LIBOR4+825], 2/23/22[1,5]	111,734,302	119,231,673
		193,421,216

Transportation Infrastructure—1.9%
American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.73%-4.84%,[LIBOR12+225],
4/6/24[1]	15,310,453	15,119,072
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.879%,[LIBOR4+425], 5/19/23[1]	2,310,324	2,278,568
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.727%,[LIBOR4+325], 3/20/25[1]	28,591,769	28,520,289

11	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Transportation Infrastructure (Continued)
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Delayed Draw, 2.00%, 3/20/25[4]	$3,618,722	$3,609,675
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.99%,[LIBOR12+350], 11/6/24[1]	43,400,476	43,503,553
Octavius Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.101%,[LIBOR4+350], 11/8/23[1]	4,965,000	4,927,763
Panther BF Aggregator 2 LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.115%,[LIBOR12+350], 3/14/26[1]	25,195,000	25,328,660
Superior Industries International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.483%,[LIBOR12+400],
5/22/24[1]	30,762,185	30,416,265
Tenneco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.233%,[LIBOR4+275], 10/1/25[1]	45,969,788	45,036,141
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.983%,[LIBOR12+275], 6/30/22[1]	48,250,458	47,948,892
		246,688,878

Information Technology—9.7%
Internet Software & Services—9.0%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.101%,[LIBOR4+350], 6/13/24[1]	39,573,613	39,305,699
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 6.723%,[LIBOR12+425], 12/15/24[1]	177,000,809	177,738,902
Banff Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.851%,[LIBOR4+425], 10/2/25[1]	67,775,750	67,479,231
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B4, 7.48%,[LIBOR4+500], 6/30/21[1]	30,655,420	30,525,135
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.60%,[LIBOR4+300], 5/1/24[1]	30,435,697	29,712,849
Ensono LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.749%,[LIBOR4+525], 6/27/25[1]	15,460,513	15,486,255
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.233%,[LIBOR4+275], 2/1/22[1]	57,444,945	57,557,824
Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.733%,[LIBOR4+325], 8/5/22[1]	5,685,972	5,713,236
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.23%,[LIBOR12+575], 4/6/22[1]	22,128,567	21,501,554
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.73%,[LIBOR12+425], 1/20/24[1]	16,958,973	16,888,338
Lighthouse Network LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.083%,[LIBOR4+450], 11/29/24[1]	15,074,188	15,105,542
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.983%-4.983%,[LIBOR12+275], 6/21/24[1]	11,174,948	11,160,980
Tranche B2, 4.733%-4.733%,[LIBOR12+225], 11/19/21[1]	8,425,905	8,396,962
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.229%,[LIBOR12+375], 9/30/24[1]	52,315,370	52,711,920
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.733%,[LIBOR12+325], 11/29/24[1]	19,957,164	19,728,455
Plantronics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.983%,[LIBOR12+250], 7/2/25[1]	53,131,357	52,998,529

12	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services (Continued)
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 9.238%,[LIBOR6+650], 12/8/21[1]	$10,201,539	$6,579,993
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.833%,[LIBOR4+425], 5/16/25[1]	39,984,075	39,659,204
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.74%,[LIBOR12+325], 4/24/22[1]	67,391,527	59,804,589
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.983%,[LIBOR12+275], 6/21/24[1]	75,468,691	75,374,355
Shutterfly, Inc.,Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 5.24%,[LIBOR12+275], 8/17/24[1]	15,253,887	15,241,989
SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.233%,[LIBOR12+300], 2/5/24[1]	10,108,847	10,130,631
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.233%,[LIBOR12+275], 3/3/23[1]	35,555,344	35,634,632
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.851%,[LIBOR4+325], 9/30/22[1]	9,934,002	9,955,310
SS&C Technologies Holdings Europe Sarl, Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B4,
4.733%,[LIBOR12+225], 4/16/25[1]	27,915,778	27,968,260
SS&C Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.733%,[LIBOR12+225], 4/16/25[1]	39,052,711	39,126,130
Sungard Availability Services Capital, Inc., Extended
Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
9.474%,[LIBOR12+700], 9/30/21[1,3]	8,257,416	3,432,732
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.483%,[LIBOR12+300], 5/1/24[1]	75,271,051	75,459,229
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.002%,[LIBOR4+250], 9/28/24[1]	24,624,702	24,640,216
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 6.983%-7.101%,[LIBOR12+450], 1/27/23[1]	60,863,995	57,277,280
Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.983%,[LIBOR12+250], 12/1/23[1]	39,942,881	39,360,314
		1,141,656,275

IT Services—0.7%
Pi US Mergerco, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.983%,[LIBOR12+350], 1/3/25[1]	82,352,618	82,507,441

Materials—8.4%
Chemicals—2.6%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 5.601%,[LIBOR4+300], 1/31/24[1]	34,181,752	34,117,661
Consolidated Energy Finance SA, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.973%,[LIBOR12+250], 5/7/25[1]	22,440,425	22,216,021
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.983%,[LIBOR4+350], 3/16/25[1]	23,023,741	23,124,470
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.983%,[LIBOR12+350], 7/30/21[1]	16,480,195	16,511,096
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.733%,[LIBOR4+325], 11/7/24[1]	6,797,602	6,783,429

13	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
Hexion International Holdings BV, Sr. Sec. Credit
Facilities Debtor in Possession 1st Lien Term Loan,
5.60%,[LIBOR4+275], 10/1/20[1]	$4,680,000	$4,696,099
LUX HOLDCO III, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.483%,[LIBOR4+300], 3/28/25[1]	10,347,385	10,368,960
Messer Industries USA, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.101%,[LIBOR4+250], 3/1/26[1]	3,000,000	2,997,660
Momentive Performance Materials USA LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 6.35%, 4/15/24[4]	18,720,000	18,778,500
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.983%,[LIBOR4+350], 2/14/24[1]	32,733,230	32,835,521
OCI Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.601%,[LIBOR4+425], 3/13/25[1]	7,475,502	7,480,211
Polar US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.348%-7.351%,[LIBOR4+475], 10/15/25[1]	8,311,850	8,363,799
Starfruit US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.729%,[LIBOR12+325], 10/1/25[1]	66,330,000	66,236,807
Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.499%,[LIBOR4+300], 9/23/24[1]	24,765,532	24,862,365
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.483%,[LIBOR4+300], 9/23/24[1]	53,488,032	53,697,170
		333,069,769

Construction Materials—1.3%
Continental Building Products Operating Co. LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, 4.483%,[LIBOR12+225],
8/18/23[1]	4,948,749	4,948,748
Pisces Midco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.354%,[LIBOR4+375], 4/12/25[1]	45,484,750	44,953,943
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.233%,[LIBOR12+275], 11/15/23[1]	87,094,501	86,830,169
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.73%,[LIBOR12+225], 2/8/25[1]	6,965,059	6,819,211
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.483%,[LIBOR12+325], 2/28/24[1]	17,541,124	17,486,395
		161,038,466

Containers & Packaging—1.8%
Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.983%,[LIBOR12+450], 7/31/25[1]	10,088,763	10,120,290
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.854%,[LIBOR12+325], 4/3/24[1]	81,103,966	80,280,356
Flex Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.759%,[LIBOR4+325], 6/29/25[1]	54,428,489	53,668,939
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.99%,[LIBOR12+250], 10/14/24[1]	28,350,088	28,329,535
Pro Mach Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.223%,[LIBOR12+275], 3/7/25[1]	13,111,952	12,848,336

14	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Containers & Packaging (Continued)
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.233%,[LIBOR12+300], 2/5/23[1]	$42,558,813	$42,695,214
		227,942,670

Metals & Mining—2.6%
Covia Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.598%,[LIBOR4+375], 6/1/25[1]	32,449,375	28,943,545
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.879%-9.879%,[LIBOR12+725], 10/17/22[1]	270,043,880	216,305,147
Tranche B3, 10.379%-10.379%,[LIBOR12+775], 10/17/22[1]	76,727,540	61,573,851
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.233%,[LIBOR12+275], 3/31/25[1]	17,180,623	17,137,671
		323,960,214

Paper & Forest Products—0.1%
Thor Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.313%,[LIBOR4+375], 2/1/26[1]	18,051,094	17,769,045

Telecommunication Services—5.1%
Diversified Telecommunication Services—5.1%
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.249%,[LIBOR4+275], 1/31/25[1]	189,589,429	188,681,296
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.733%,[LIBOR12+325], 10/2/24[1]	31,946,931	32,036,862
Consolidated Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.48%,[LIBOR12+300],
10/5/23[1]	58,557,592	57,732,223
Digicel International Finance Ltd, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.88%,[LIBOR4+325], 5/27/24[1]	52,032,442	46,804,743
Frontier Communications Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.24%,[LIBOR12+375], 6/15/24[1]	43,425,434	42,466,383
Fusion Connect, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 10.234%,[LIBOR4+750], 5/4/23[1,3]	61,373,813	44,802,883
Global Tel*Link Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.733%,[LIBOR4+825], 11/29/26[1]	18,000,000	17,738,460
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 7.25%,[LIBOR4+450], 8/6/21[1]	29,937,875	24,698,746
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
12.25%,[LIBOR4+950], 2/4/22[1]	27,925,000	9,446,469
NeuStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B4, 5.983%,[LIBOR12+350], 8/8/24[1]	31,632,639	31,013,114
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.00%,[LIBOR12+250], 2/2/24[1]	134,546,094	130,980,623
Windstream Services LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B6, 1.05%,[PRIME4+500], 3/29/21[1,3]	23,680,082	24,216,199
		650,618,001

15	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Utilities—2.4%
Electric Utilities—2.4%
Brookfield WEC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.983%,[LIBOR12+350], 8/1/25[1]	$17,653,400$	17,785,801
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.983%,[LIBOR12+250], 1/15/25[1]	13,424,060	13,445,673
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 5.11%-5.11%,[LIBOR4+250], 1/15/24[1]	11,271,186	11,303,704
Tranche B7, 5.11%-5.11%,[LIBOR4+250], 5/31/23[1]	1,285,647	1,289,484
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.86%,[LIBOR4+325], 6/28/23[1]	32,185,938	32,150,694
Exgen Renewables IV LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.63%,[LIBOR4+300], 11/28/24[1]	4,594,576	4,447,159
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.724%,[LIBOR12+425], 5/2/25[1]	43,699,302	43,836,081
Kestrel Acquisition LLC., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.74%,[LIBOR12+425], 6/2/25[1]	22,430,500	22,524,035
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.233%-6.233%,[LIBOR12+375], 1/30/24[1]	41,740,112	41,622,614
Tranche C, 6.249%-6.249%,[LIBOR12+375], 1/30/24[1]	2,347,323	2,340,716
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 9.601%,[LIBOR4+700], 10/18/22[1]	9,155,250	8,972,145
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.601%,[LIBOR4+400], 11/9/20[1]	52,866,987	47,500,987
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.49%-6.49%,[LIBOR12+400], 7/15/23[1]	49,185,792	49,324,251
Tranche B2, 6.499%-6.499%,[LIBOR12+400], 4/15/24[1]	12,699,439	12,735,187
		309,278,531
Total Corporate Loans (Cost $11,740,387,943)	11,309,594,125

Corporate Bonds and Notes—1.4%
Erickson Air-Crane, Inc., 6.00% Sub. Nts., 11/2/20[3,5]	1,803,397	—
Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/25[7]	45,920,000	45,690,400
Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[7]	123,685,000	106,214,494
United States Steel Corp., 6.25% Sr. Unsec. Nts., 3/15/26	31,465,000	28,357,831
Total Corporate Bonds and Notes (Cost $190,209,541)		180,262,725
	Shares
Common Stocks—4.0%
Arch Coal, Inc., Cl. A6	3,019,769	292,857,198
Ascent Resources - Marcellus LLC, Cl. A8	5,777,075	16,609,091
Avaya Holdings Corp.[8]	3,386,609	64,616,500
Caesars Entertainment Corp.[8]	9,757,707	91,332,138
Catalina Marketing Corp. (Pacifico, Inc.)[6,8]	243,609	1,218,045
Everyware Global, Inc.[6,8]	1,397,654	2,096,481
Gymboree Corp. (The)[6,8]	635,688	476,766
Gymboree Holding Corp.[6,8]	1,798,615	1,348,961
Harvey Gulf International Marine LLC[8]	116,269	4,011,280
J.G. Wentworth Co., Cl. A6,8	2,991,606	32,159,764
Larchmont Resources LLC[5,6,8]	8,017	2,004,322
Media General, Inc.[5,6,8,9]	6,554,344	353,935

16	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Common Stocks (Continued)
Millennium Corporate Claim Litigation Trust[5,6,8]	70,485	$—
Millennium Lender Claim Litigation Trust[5,6,8]	140,969	—
New Millennium Holdco, Inc.[6,8]	1,431,369	135,980
Quicksilver Resources, Inc.[5,6,8]	145,955,000	—
Sabine Oil[5,8]	17,931	519,999
Templar Energy, Cl. A5,6,8	1,799,429	956,396
Total Common Stocks (Cost $605,271,619)		510,696,856
	Units
Rights, Warrants and Certificates—0.0%
Ascent Resources - Marcellus LLC Wts., Strike Price $1, Exp.
12/31/49[5,8]	1,495,722	44,872
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[5,8]	55,832	223,328
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[5,8]	11,734	41,069
Total Rights, Warrants and Certificates (Cost $6,003,503)		309,269

	Shares
Investment Company—3.6%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. E,
2.42%[6,10] (Cost $451,190,534)	451,190,534	451,190,534
Total Investments, at Value (Cost $12,993,063,140)	98.2%	12,452,053,509
Net Other Assets (Liabilities)	1.8	225,904,706
Net Assets	100.0%	$12,677,958,215

Footnotes to Statement of Investments
1. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
2. Interest or dividend is paid-in-kind, when applicable.
3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.  See Note 3 of the accompanying Notes.
4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
5. The value of this security was determined using significant unobservable inputs.  See Note 2 of the accompanying
Notes.
6. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares
	/ Principal July	Gross	Gross Shares / Principal
	31, 2018	Additions	Reductions	April 30, 2019
Corporate Loan
Energy Equipment & Services
Larchmont Resources LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan,
9.61% [LIBOR4+700], 8/7/20	7,049,908	208,564	756,163	6,502,309
Common Stock
Arch Coal, Inc., Cl. A	2,961,034	418,815	360,080	3,019,769

17	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)
	Shares
	/ Principal July	Gross	Gross Shares / Principal
	31, 2018	Additions	Reductions	April 30, 2019
Catalina Marketing Corp. (Pacifico,
Inc.)	—	243,609	—	243,609
Everyware Global, Inc.	1,397,654	—	—	1,397,654
Gymboree Corp. (The)	635,688	—	—	635,688
Gymboree Holding Corp.	1,798,615	—	—	1,798,615
J.G. Wentworth Co., Cl. A	2,944,486	47,120	—	2,991,606
Larchmont Resources LLC	8,017	—	—	8,017
Media General, Inc.	6,554,344	—	—	6,554,344
Millennium Corporate Claim
Litigation Trust	70,485	—	—	70,485
Millennium Lender Claim Litigation
Trust	140,969	—	—	140,969
New Millennium Holdco, Inc.	1,431,369	—	—	1,431,369
Quicksilver Resources, Inc.	145,955,000	—	—	145,955,000
Templar Energy, Cl. A	1,799,429	—	—	1,799,429
Investment Company
Invesco Oppenheimer Institutional
Government Money Market Fund,
Cl. Ea	875,570,340	2,626,409,447	3,050,789,253	451,190,534

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Corporate Loan
Energy Equipment & Services
Larchmont Resources LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan,
9.61% [LIBOR4+700], 8/7/20	$6,242,217$	549,495$	12,864	$(242,813)
Common Stock
Arch Coal, Inc., Cl. A	292,857,198	3,828,830	18,680,019	20,391,677
Catalina Marketing Corp. (Pacifico,
Inc.)	1,218,045	—	—	(4,263,158)
Everyware Global, Inc.	2,096,481	—	—	(10,831,819)
Gymboree Corp. (The)	476,766	14,987	—	(7,628,256)
Gymboree Holding Corp.	1,348,961	42,403	—	(21,583,380)
J.G. Wentworth Co., Cl. A	32,159,764	—	—	5,995,434
Larchmont Resources LLC	2,004,322	—	—	(200,432)
Media General, Inc.	353,935	—	—	(39,326)
Millennium Corporate Claim
Litigation Trust	—	—	—	(705)
Millennium Lender Claim Litigation
Trust	—	—	—	(1,410)
New Millennium Holdco, Inc.	135,980	—	—	121,666
Quicksilver Resources, Inc.	—	—	—	(1,936,065)
Templar Energy, Cl. A	956,396	—	—	(933,004)

18	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)
				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Invesco Oppenheimer Institutional
Government Money Market Fund,
Cl. Ea	$451,190,534$	8,094,316	$—	$—
Total	$791,040,599$	12,530,031 $ 18,692,883		$(21,151,591)

a. Prior to May 24, 2019, this fund was named Oppenheimer Institutional Government Money Market Fund.
7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
These securities amount to $151,904,894 or 1.20% of the Fund's net assets at period end.
8. Non-income producing security.
9. Security received as the result of issuer reorganization.
10. Rate shown is the 7-day yield at period end.

Glossary:
Definitions
LIBOR4 London Interbank Offered Rate-Quarterly
LIBOR6 London Interbank Offered Rate-Bi-Monthly
LIBOR12 London Interbank Offered Rate-Monthly
PRIME4 United States Prime Rate-Quarterly

19	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

1. Organization
Oppenheimer Senior Floating Rate Fund* (the “Fund”) is an open-end diversified management investment company registered under the Investment Company Act of 1940
(“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”),
a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The
Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-
the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt

*Effective after the close of business on May 24, 2019, the Fund was reorganized as Invesco Oppenheimer Senior
Floating Rate Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust).

20	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.
    Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
     To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source.
For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used

21	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as
Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$11,063,648,832	245,945,293	11,309,594,125
Corporate Bonds and Notes	—	180,262,725	—	180,262,725
Common Stocks	448,805,836	58,056,368	3,834,652	510,696,856
Rights, Warrants and Certificates	—	—	309,269	309,269
Investment Company	451,190,534	—	—	451,190,534
Total Assets	$899,996,370 $ 11,301,967,925 $ 250,089,214 $ 12,452,053,509

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

22	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
	Transfers into Level		Transfers out of Transfers into Level			Transfers out of
	2	*	Level 2**	3	**	Level 3*
Assets Table
Investments, at
Value:
Common Stocks	$14,314	$	– $	– $		(14,314)
Rights, Warrants and
Certificates	–		(44,872)	44,872		–
Total Assets	$14,314		$(44,872) $	44,872		$(14,314)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.
** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

3. Investments and Risks
Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the
Affiliated Funds. When applicable, the Fund's investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’
expenses, including their management fee. The Manager will waive fees and/or reimburse
Fund expenses in an amount equal to the indirect management fees incurred through the
Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the
Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes.
The Fund may invest in money market instruments by investing in Class E shares of Invesco
Oppenheimer Institutional Government Money Market Fund ("IGMMF"), which is an Affiliated
Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The
Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate senior loans made to U.S.
and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for

23	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
investment purposes) in uncollateralized floating rate senior loans. Senior loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The senior loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some senior loans. As a result, some senior loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
    When investing in senior loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.
    At period end, securities with an aggregate market value of $11,309,594,107, representing
89.2% of the Fund’s net assets were comprised of senior loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery”
refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the
Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or

24	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
fixed-income markets may have unexpected negative effects on other market segments.
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities.
These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due.
The Fund’s investments in senior loans are subject to risk of missing an interest and/or principal payment.

Information concerning securities not accruing income at period end is as follows:

Cost	$606,001,724
Market Value	$453,494,919
Market Value as % of Net Assets	3.58%

4. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

25	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Borrowings and Other Financing
Loan Commitments. Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $3,862,023 at period end. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At period end, these investments have a market value of $3,849,783 and have been included as Corporate Loans in the Statement of Investments.
The following commitments are subject to funding based on the borrower’s discretion. The
Fund is obligated to fund these commitments at the time of the request by the borrower.
These commitments have been excluded from the Statement of Investments. The unrealized appreciation/depreciation on these commitments is recorded as an asset/liability on the
Statement of Assets and Liabilities in the annual and semiannual reports.

6. Subsequent Event
Effective after the close of business on May 24, 2019, Invesco Ltd., an independent global investment management company, completed its acquisition of MassMutual asset management affiliate OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco Ltd., that has the same investment objectives and substantially similar principal investment strategies and risks as the Fund (the “Reorganization”). The Reorganization was
accounted for as a tax-free reorganization for federal income tax purposes. Following the
Reorganization, the accounting books and records of the Fund became the accounting books and records of the Acquiring Fund. On April 12, 2019, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.
    The Reorganization was completed after the close of business on May 24, 2019 at which time shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund. Also after the close of business on May 24, 2019, the Fund’s former Class
I shares were reorganized as Class R6 shares and the Fund began offering Class R5 shares.
    The Acquiring Fund has entered into an investment advisory agreement with Invesco
Advisers, Inc., a master administrative services agreement with Invesco Advisers, Inc., a transfer agency agreement with Invesco Investment Services, Inc., and a distribution agreement with Invesco Distributors, Inc. In addition, Invesco Advisers, Inc. has entered into a master sub-advisory agreement with each of Invesco Asset Management Deutschland GmbH,
Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco

26	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Subsequent Event (Continued)
Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and
separate sub-advisory agreements with Invesco Capital Management LLC, Invesco Asset
Management (India) Private Limited and OppenheimerFunds, Inc.

27	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND